UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.5%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,432,688
GenCorp, Inc., 7.125%, 3/15/21	1,525	1,643,187
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	88,600
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,397,250

		$5,561,725

Automotive & Auto Parts — 1.5%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$681,450
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,956,406
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,488,552
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	340,000
General Motors Financial Co., Inc., 4.25%, 5/15/23	1,135	1,135,000
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	320,000
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,577,813
Navistar International Corp., 8.25%, 11/1/21	3,285	3,395,869
Schaeffler Finance BV, 4.75%, 5/15/21(1)	950	950,000
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,875,500

		$15,720,590

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 12/31/49(3)	$2,700	$2,749,950

		$2,749,950

Broadcasting — 1.1%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,009,400
AMC Networks, Inc., 7.75%, 7/15/21	1,100	1,240,250
Clear Channel Communications, Inc., 11.25%, 3/1/21	2,790	3,041,100
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,074,937
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,920,450
LBI Media, Inc., 13.50%, (4.25% Cash, 9.25% PIK), 4/15/20(1)	495	420,513
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	674,144
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,524,781
Univision Communications, Inc., 5.125%, 5/15/23(1)	795	795,000

		$11,700,575

Building Materials — 1.7%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$2,110	$2,231,325
HD Supply, Inc., 7.50%, 7/15/20	1,185	1,270,913
HD Supply, Inc., 8.125%, 4/15/19	815	910,253
HD Supply, Inc., 11.50%, 7/15/20	1,010	1,199,375
Interface, Inc., 7.625%, 12/1/18	1,138	1,226,195
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,422,606
Nortek, Inc., 8.50%, 4/15/21	1,655	1,837,050
Nortek, Inc., 10.00%, 12/1/18	1,815	2,010,112
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,727,000
USG Corp., 5.875%, 11/1/21(1)	880	927,300

		$17,762,129

Cable/Satellite TV — 2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$889,737
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,091,931
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	1,959,750

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$2,120	$2,249,850
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	136,563
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,496,900
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,513,125
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,403,950
Lynx II Corp., 6.375%, 4/15/23(1)	1,050	1,076,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,381,850
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	184,450
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,015,625
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,622,507

		$30,022,488

Capital Goods — 1.0%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,204,550
Amsted Industries, Inc., 8.125%, 3/15/18(1)	2,890	3,030,887
CNH Capital, LLC, 6.25%, 11/1/16	1,910	2,108,163
Harbinger Group, Inc., 7.875%, 7/15/19	1,025	1,101,875
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	848,700
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	554,450

		$9,848,625

Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,058,063
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,027,200
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	855,313
Chemtura Corp., 5.75%, 7/15/21	725	743,125
Ineos Finance PLC, 8.375%, 2/15/19(1)	3,690	4,082,062
Kraton Polymers, LLC, 6.75%, 3/1/19	905	963,825
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,881,500
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,800,362

		$17,411,450

Consumer Products — 1.1%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$2,810	$2,899,569
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(2)	2,875	2,966,641
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,430,000
Libbey Glass, Inc., 6.875%, 5/15/20	689	746,704
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,184,925
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,351,462

		$11,579,301

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)(4)	$785	$795,794
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	520	528,801
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	802,662
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,114,837
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	1,940	2,056,400
BWAY Holding Co., 10.00%, 6/15/18	550	594,688
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	635	604,838
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,212,519
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,433,125
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,265,225
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,270	4,739,700
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,538,362

		$23,686,951

Diversified Financial Services — 4.9%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,227,188
Ally Financial, Inc., 0.00%, 6/15/15	1,710	1,645,875
Ally Financial, Inc., 2.439%, 12/1/14(5)	720	726,065
Ally Financial, Inc., 3.50%, 7/18/16	3,610	3,718,300

Security	Principal Amount (000’s omitted)	Value
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,300,500
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,538,531
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,294,250
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,855	1,933,587
CIT Group, Inc., 5.00%, 8/15/22	455	454,649
CIT Group, Inc., 5.25%, 3/15/18	605	646,594
CIT Group, Inc., 5.375%, 5/15/20	230	244,663
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,091,400
E*TRADE Financial Corp., 6.00%, 11/15/17	295	312,700
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,085,400
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	1,530	1,535,738
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	2,080	2,077,400
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 5.875%, 2/1/22(1)	1,505	1,495,594
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20(1)	2,110	2,197,037
International Lease Finance Corp., 6.25%, 5/15/19	975	1,062,750
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,848,994
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,164,387
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,437,563
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,510,900
SLM Corp., 5.50%, 1/15/19	4,845	4,975,180
SLM Corp., 7.25%, 1/25/22	415	441,456
SLM Corp., 8.00%, 3/25/20	6,065	6,792,800

		$50,759,501

Diversified Media — 1.6%
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22(1)	$630	$634,725
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.625%, 2/15/24(1)	630	636,300
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	1,125,113
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,194,062
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	469,475
IAC/InterActiveCorp., 4.875%, 11/30/18(1)	1,845	1,909,575
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,269,675
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,171,887
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,937,250
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,026	1,067,040
WMG Acquisition Corp., 11.50%, 10/1/18	3,710	4,238,675

		$16,653,777

Energy — 12.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,262,125
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,654,050
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,351,350
Antero Resources Finance Corp., 5.375%, 11/1/21(1)	2,680	2,701,775
Antero Resources Finance Corp., 6.00%, 12/1/20	425	449,969
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	815	755,913
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., 6.375%, 9/15/22	1,855	1,896,737
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,063,250
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	860,063
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,150,075
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,025	1,081,375
Concho Resources, Inc., 5.50%, 4/1/23	3,450	3,501,750
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,450,550

Security	Principal Amount (000’s omitted)	Value
Concho Resources, Inc., 7.00%, 1/15/21	$1,585	$1,743,500
Continental Resources, Inc., 5.00%, 9/15/22	250	258,125
Continental Resources, Inc., 7.125%, 4/1/21	670	760,450
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,111,200
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,645	3,708,787
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,802,900
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,326,400
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,270,937
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	882,450
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,690	1,825,200
Halcon Resources Corp., 9.75%, 7/15/20(1)	1,065	1,108,931
Harvest Operations Corp., 6.875%, 10/1/17	800	876,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	600,875
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	3,680	3,671,713
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	410,000
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,804,750
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,227,925
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,195,475
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	3,995	4,004,987
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	952,300
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	4,050	4,313,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,526,500
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,769,063
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)(4)	760	760,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,865,750
Plains Exploration & Production Co., 6.875%, 2/15/23	4,150	4,606,500
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,359,175
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,067,500
QEP Resources, Inc., 5.25%, 5/1/23	1,685	1,613,388
Range Resources Corp., 6.75%, 8/1/20	1,580	1,718,250
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,744,350
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,717,906
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,077,169
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	3,625	3,634,062
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	1,820	1,738,100
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,373,000
Samson Investment Co., 10.25%, 2/15/20(1)	4,200	4,641,000
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,558,538
SandRidge Energy, Inc., 8.125%, 10/15/22	405	425,756
SESI, LLC, 6.375%, 5/1/19	3,445	3,677,537
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,905	4,217,400
SM Energy Co., 6.50%, 1/1/23	1,685	1,760,825
Tesoro Corp., 5.375%, 10/1/22	1,970	2,019,250
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	549,875
WPX Energy, Inc., 5.25%, 1/15/17	715	770,413
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,160,000

		$124,675,794

Entertainment/Film — 0.3%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$773,187
Regal Cinemas Corp., 8.625%, 7/15/19	545	585,194
Regal Entertainment Group, 9.125%, 8/15/18	1,272	1,380,120

		$2,738,501

Environmental — 0.6%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,236,600
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,185,900
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,043,875
Darling International, Inc., 5.375%, 1/15/22(1)	1,250	1,260,938

		$5,727,313

Security	Principal Amount (000’s omitted)	Value
Food/Beverage/Tobacco — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$2,679	$2,337,730
B&G Foods, Inc., 4.625%, 6/1/21	295	286,519
Constellation Brands, Inc., 4.25%, 5/1/23	2,840	2,690,900
Constellation Brands, Inc., 6.00%, 5/1/22	565	618,675
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	2,913,969
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	1,940	2,037,000
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,306,800
Post Holdings, Inc., 6.75%, 12/1/21(1)	690	724,500
Post Holdings, Inc., 7.375%, 2/15/22(1)	490	523,687

		$13,439,780

Gaming — 4.4%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(17)	$2,377	$2,503,122
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	5,755	2,330,775
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	4,250	4,186,250
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,695	3,503,322
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	1,670	1,624,075
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	300	308,250
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	3,475	3,527,125
GLP Capital, LP/GLP Financing II, Inc., 5.375%, 11/1/23(1)	755	751,225
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	396	393,083
MGM Resorts International, 5.875%, 2/27/14	1,440	1,444,680
MGM Resorts International, 6.625%, 12/15/21	1,420	1,514,075
MGM Resorts International, 7.75%, 3/15/22	3,900	4,407,000
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)(2)	1,570	1,582,756
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	1,849	2,020,861
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	1,345	1,301,288
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,707,100
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,335	5,948,525
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	520	505,700
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,190,425
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	2,552	1,073,662

		$44,823,299

Health Care — 10.8%
Accellent, Inc., 8.375%, 2/1/17	$3,345	$3,512,250
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	1,352	1,473,680
Alere, Inc., 6.50%, 6/15/20	1,020	1,053,150
Alere, Inc., 8.625%, 10/1/18	1,300	1,404,000
Amsurg Corp., 5.625%, 11/30/20	735	768,075
Biomet, Inc., 6.50%, 8/1/20	4,205	4,504,606
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	803,153
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,402,844
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	4,735	4,862,253
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,862,881
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,920	5,067,600
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,809,025
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,380	4,505,925
Emergency Medical Services Corp., 8.125%, 6/1/19	845	911,016
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	915	979,050
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	540	579,150
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	185	197,950
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,611,925
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,345,050
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,099,525
HCA, Inc., 6.50%, 2/15/20	560	618,800
HCA, Inc., 7.50%, 2/15/22	1,530	1,730,813
Healthcare Technology Intermediate, Inc., 7.375%, 9/1/18(1)(2)	2,130	2,212,537
Hologic, Inc., 6.25%, 8/1/20	5,415	5,678,981
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,816,875

Security	Principal Amount (000’s omitted)	Value
INC Research, LLC, 11.50%, 7/15/19(1)	$1,745	$1,967,488
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,192,650
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	5,140	5,313,475
MultiPlan, Inc., 9.875%, 9/1/18(1)	2,800	3,052,000
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,610	1,591,888
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,299,250
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,616,169
Polymer Group, Inc., 7.75%, 2/1/19	1,870	1,991,550
ResCare, Inc., 10.75%, 1/15/19	2,925	3,268,687
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,907,125
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,490,906
Teleflex, Inc., 6.875%, 6/1/19	545	572,250
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	1,615	1,702,816
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,408,594
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,992,437
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,175	5,550,187
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	2,060	2,304,625
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,653,150
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,397,994
WellCare Health Plans, Inc., 5.75%, 11/15/20	2,720	2,828,800

		$110,913,155

Homebuilders/Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,841,875
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,825,156

		$4,667,031

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$3,310	$3,432,056
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,065	1,139,550

		$4,571,606

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,901,875
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	3,370	3,475,313

		$5,377,188

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$1,600	$1,658,000
NCL Corp, Ltd., 5.00%, 2/15/18	905	941,200
Royal Caribbean Cruises, 7.25%, 6/15/16	535	600,537
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,558,250
Royal Caribbean Cruises, 11.875%, 7/15/15	575	658,375
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,529,800
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	2,047,500

		$10,993,662

Metals/Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,571,200
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	1,906,125
Inmet Mining Corp., 7.50%, 6/1/21(1)	1,510	1,698,750
Inmet Mining Corp., 8.75%, 6/1/20(1)	1,010	1,153,925
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,481,275
New Gold, Inc., 7.00%, 4/15/20(1)	905	931,019
Novelis, Inc., 8.375%, 12/15/17	1,025	1,095,469
Novelis, Inc., 8.75%, 12/15/20	2,645	2,949,175
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	3,720	3,961,800
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	559,125
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,423,487

		$20,731,350

Security	Principal Amount (000’s omitted)	Value
Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,904,136

		$2,904,136

Publishing/Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$3,405	$3,719,963

		$3,719,963

Railroad — 0.1%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$1,045	$1,039,775

		$1,039,775

Restaurants — 0.6%
NPC International, Inc., 10.50%, 1/15/20	$5,030	$5,809,650

		$5,809,650

Services — 6.5%
ADT Corp. (The), 6.25%, 10/15/21(1)	$2,960	$3,064,192
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	1,990	2,154,175
Aramark Corp., 5.75%, 3/15/20(1)	1,000	1,042,500
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,686,475
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	520	562,250
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,964,375
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	540	559,575
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,833,181
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,254,600
Garda World Security Corp., 7.25%, 11/15/21(1)	4,060	4,186,875
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,169,550
Hertz Corp. (The), 7.50%, 10/15/18	20	21,450
Iron Mountain, Inc., 6.00%, 8/15/23	2,695	2,785,956
Laureate Education, Inc., 9.25%, 9/1/19(1)	17,165	18,538,200
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	225,500
ServiceMaster Co., 7.00%, 8/15/20	1,260	1,282,050
ServiceMaster Co., 8.00%, 2/15/20	3,210	3,338,400
TMS International Corp., 7.625%, 10/15/21(1)	1,560	1,669,200
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,335	2,469,263
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	3,988,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,110,031
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,521,825
United Rentals North America, Inc., 7.625%, 4/15/22	625	706,250
United Rentals North America, Inc., 8.375%, 9/15/20	505	563,075

		$66,697,198

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,166,475
ArcelorMittal, 6.75%, 2/25/22	670	726,113

		$1,892,588

Super Retail — 5.7%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$1,548	$1,590,570
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	1,400	1,473,500
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,823,100
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,913,646
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,691,325
L Brands, Inc., 6.625%, 4/1/21	5,170	5,667,612
L Brands, Inc., 8.50%, 6/15/19	3,620	4,389,250
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	5,635	5,804,050
Michaels Stores, Inc., 7.75%, 11/1/18	1,130	1,211,925
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	1,645	1,731,363

Security	Principal Amount (000’s omitted)	Value
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	$2,085	$2,199,675
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,577,250
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,732,088
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	3,022,838
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,250,737
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	4,590	4,704,750
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,506,619
rue21, Inc., 9.00%, 10/15/21(1)	4,425	3,296,625
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,815	2,871,300

		$58,458,223

Technology — 5.0%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,118,150
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	1,110	1,112,775
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,338,100
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,630,500
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,605,450
Avaya, Inc., 10.50%, 3/1/21(1)	3,578	3,327,400
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	2,835	2,941,313
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,645,206
CommScope, Inc., 8.25%, 1/15/19(1)	961	1,048,691
First Data Corp., 7.375%, 6/15/19(1)	2,930	3,135,100
First Data Corp., 10.625%, 6/15/21(1)	1,925	2,107,875
First Data Corp., 11.25%, 1/15/21(1)	2,705	2,995,787
First Data Corp., 11.75%, 8/15/21(1)	1,070	1,104,775
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,756,613
Infor US, Inc., 9.375%, 4/1/19	2,720	3,073,600
Lender Processing Services, Inc., 5.75%, 4/15/23	935	986,425
NCR Corp., 5.875%, 12/15/21(1)	730	761,025
NCR Corp., 6.375%, 12/15/23(1)	1,305	1,363,725
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,554,500
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	837,200
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,817,144
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,712,525

		$51,973,879

Telecommunications — 7.7%
CenturyLink, Inc., 6.75%, 12/1/23	$1,630	$1,658,525
Crown Castle International Corp., 5.25%, 1/15/23	775	772,094
Digicel Group, Ltd., 10.50%, 4/15/18(1)	1,210	1,292,280
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,606,300
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,391,710
Equinix, Inc., 7.00%, 7/15/21	1,335	1,471,837
Frontier Communications Corp., 7.625%, 4/15/24	285	284,288
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,747,275
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,408,900
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	4,615	4,966,894
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	3,520	3,823,600
iPCS, Inc., 3.488%, 5/1/14(2)(5)	1,010	1,011,262
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	895	933,038
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	1,530	1,593,112
NII International Telecom SCA, 7.875%, 8/15/19(1)	2,030	1,542,800
SBA Communications Corp., 5.625%, 10/1/19	920	953,350
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	2,001,175
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	534,275
Softbank Corp., 4.50%, 4/15/20(1)	5,075	5,017,906
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,364,812
Sprint Communications, Inc., 6.00%, 11/15/22	970	957,875
Sprint Communications, Inc., 7.00%, 8/15/20	780	844,350
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	6,043,950
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,345,200
Sprint Corp., 7.125%, 6/15/24(1)	1,870	1,884,025
Sprint Corp., 7.25%, 9/15/21(1)	4,435	4,795,344
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,053,100

Security	Principal Amount (000’s omitted)	Value
T-Mobile USA, Inc., 6.50%, 1/15/24	$390	$399,263
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,668,875
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,111,706
T-Mobile USA, Inc., 6.836%, 4/28/23	525	549,938
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	2,387	2,468,020
Windstream Corp., 7.75%, 10/1/21	4,550	4,800,250

		$79,297,329

Textiles/Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22	$1,185	$1,297,575
Phillips-Van Heusen Corp., 7.75%, 11/15/23(6)	3,385	4,012,207
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	370	403,300
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20	305	345,412

		$6,058,494

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, 8.375%, 12/1/17(1)	$2,215	$2,322,981
CEVA Group PLC, 11.625%, 10/1/16(1)	1,750	1,846,250
CTP Transportation Products, LLC/CTP Finance, Inc., 8.25%, 12/15/19(1)	1,055	1,115,663

		$5,284,894

Utilities — 1.5%
Calpine Corp., 7.50%, 2/15/21(1)	$5,493	$6,028,567
Edison Mission Energy, 7.50%, 6/15/13(9)	3,255	2,518,556
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	745	774,800
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,293,775
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,638,213

		$15,253,911

Total Corporate Bonds & Notes (identified cost $822,595,196)		$860,505,781

Senior Floating-Rate Interests — 5.7%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals — 0.4%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$3,044	$3,064,474
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	1,194	1,209,919

		$4,274,393

Consumer Products — 0.5%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$2,600	$2,669,875
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	3,077	2,934,450

		$5,604,325

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$1,997,500

		$1,997,500

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,845	$1,853,161

		$1,853,161

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Energy — 0.2%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,340,000
Rice Energy LLC, Term Loan - Second Lien, 8.50%, Maturing 10/25/18	1,293	1,320,970

		$2,660,970

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$800	$832,000

		$832,000

Health Care — 0.6%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	$3,678	$3,604,305
Sheridan Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 12/13/21	2,300	2,357,500

		$5,961,805

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.75%, Maturing 10/26/20	$2,053	$2,069,654

		$2,069,654

Insurance — 0.4%
Alliant Holdings I, Inc., Term Loan, Maturing 12/20/19(11)	$2,000	$2,010,312
Applied Systems, Inc., Term Loan, Maturing 1/25/21(11)	2,500	2,527,500

		$4,537,812

Metals/Mining — 0.4%
FMG Resources (August 2006) Pty Ltd., Term Loan, 4.25%, Maturing 6/28/19	$3,751	$3,798,174

		$3,798,174

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$1,696	$1,730,725

		$1,730,725

Services — 0.3%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$2,800	$2,871,168

		$2,871,168

Super Retail — 0.7%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$2,000	$2,032,494
Hudson’s Bay Company, Term Loan - Second Lien, 8.25%, Maturing 11/4/21	2,500	2,591,667
rue21, Inc., Term Loan, 5.63%, Maturing 10/7/20	2,793	2,446,202

		$7,070,363

Telecommunications — 0.9%
Asurion LLC, Term Loan, 3.50%, Maturing 7/8/20	$1,393	$1,378,308
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	2,475	2,478,314
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,159,375

		$9,015,997

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.24%, Maturing 8/31/16	$1,170	$1,168,165
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	590	588,805
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	523	521,941

		$2,278,911

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.73%, Maturing 10/10/17	$2,600	$1,813,965

		$1,813,965

Total Senior Floating-Rate Interests (identified cost $57,456,068)		$58,370,923

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,469,375

		$6,469,375

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(6)(7)	$37	$26,603

		$26,603

Total Convertible Bonds (identified cost $5,170,590)		$6,495,978

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(13)	$2,065	$2,116,144

Total Commercial Mortgage-Backed Securities (identified cost $2,074,210)		$2,116,144

Common Stocks — 4.0%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(6)(7)(14)	3,117	$3,037,766

		$3,037,766

Capital Goods — 0.1%
Manitowoc Co., Inc. (The)	25,000	$711,250

		$711,250

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	50,000	$3,938,000
Tronox Ltd., Class A	72,600	1,594,296

		$5,532,296

Consumer Products — 0.3%
HF Holdings, Inc.(6)(7)(14)	13,600	$20,264
Spectrum Brands Holdings, Inc.	40,000	3,010,000

		$3,030,264

Energy — 0.7%
Antero Resources Corp.(14)	16,435	$965,392
Seven Generations Energy, Ltd.(6)(7)(14)	280,000	6,285,073

		$7,250,465

Food/Beverage/Tobacco — 0.3%
Constellation Brands, Inc., Class A(14)	40,000	$3,066,800

		$3,066,800

Gaming — 0.4%
Las Vegas Sands Corp.	54,500	$4,170,340
New Cotai Participation Corp., Class B(6)(7)(14)	7	216,125

		$4,386,465

Security	Shares	Value
Health Care — 0.4%
Alere, Inc. (14)	50,000	$1,895,000
Hologic, Inc. (14)	100,000	2,136,000

		$4,031,000

Hotels — 0.2%
Hilton Worldwide Holdings, Inc. (14)	87,500	$1,894,375

		$1,894,375

Services — 0.3%
Hertz Global Holdings, Inc. (14)	100,000	$2,602,000

		$2,602,000

Super Retail — 0.2%
GNC Holdings, Inc., Class A	37,157	$1,899,094

		$1,899,094

Technology — 0.3%
NCR Corp.(14)	100,000	$3,519,000

		$3,519,000

Total Common Stocks (identified cost $33,473,265)		$40,960,775

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Energy — 0.4%
Chesapeake Energy Corp., 4.50%	10,851	$1,002,090
Chesapeake Energy Corp., 5.75%(1)	2,830	3,259,806

		$4,261,896

Health Care — 0.4%
Alere, Inc., 3.00%	13,720	$4,088,560

		$4,088,560

Total Convertible Preferred Stocks (identified cost $7,406,425)		$8,350,456

Miscellaneous — 0.9%

Security	Shares	Value
Cable/Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(14)	7,585,000	$62,576
Adelphia, Inc., Escrow Certificate(14)	3,555,000	29,329
Adelphia Recovery Trust(6)(14)	10,758,837	0

		$91,905

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(14)	6,330,000	$126,600

		$126,600

Gaming — 0.9%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(14)	5,410	$5,139,499
PGP Investors, LLC, Membership Interests(6)(7)(14)	11,429	4,000,000

		$9,139,499

Total Miscellaneous (identified cost $13,862,743)		$9,358,004

Warrants — 0.0%(12)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$201,250

		$201,250

Total Warrants (identified cost $0)		$201,250

Short-Term Investments — 3.7%

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)	Value
Morgan Stanley, dated 1/13/14, with an interest rate of 2.25% payable by the Portfolio collateralized by $2,500,000 Claire’s Store Inc., 7.75% due 6/1/20 and a market value, including accrued interest, of $2,182,292(15)	$2,425	$2,425,000

Total Repurchase Agreements (identified cost $2,425,000)		$2,425,000

Other — 3.4%

Description	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(16)	$35,256	$35,255,734

Total Other (identified cost $35,255,734)		$35,255,734

Total Short-Term Investments (identified cost $37,680,734)		$37,680,734

Total Investments — 99.6% (identified cost $979,719,231)		$1,024,040,045

Other Assets, Less Liabilities — 0.4%		$4,625,258

Net Assets — 100.0%		$1,028,665,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $410,347,078 or 39.9% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Defaulted matured bond.

(10)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(14)	Non-income producing security.

(15)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $15,185.

(17)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2014.

Securities Sold Short — (0.2)%

Corporate Bonds & Notes — (0.2)%

Security	Principal Amount (000’s omitted)	Value
Super Retail — (0.2)%
Claire’s Stores, Inc., 7.75%, 6/1/20	$(2,500)	$(2,150,000)

Total Securities Sold Short (proceeds $2,288,801)		$(2,150,000)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$994,349,417

Gross unrealized appreciation	$50,426,184
Gross unrealized depreciation	(20,735,556)

Net unrealized appreciation	$29,690,628

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12	$2,377,360	$2,088,323	$2,503,122

Total Corporate Bonds & Notes			$2,088,323	$2,503,122

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$26,603

Total Convertible Bonds			$0	$26,603

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$20,264
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,792	3,037,766
Seven Generations Energy, Ltd.	12/5/13	280,000	6,578,020	6,285,073

Total Common Stocks			$9,237,387	$9,559,228

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$5,139,499
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$9,139,499

Total Restricted Securities			$15,420,385	$21,228,452

A summary of open financial instruments at January 31, 2014 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$76,941	$14,106	$91,047
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	133,811	38,120	171,931
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	130,360	(1,163)	129,197
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	133,269	(25,523)	107,746
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	133,269	(45,679)	87,590
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	273,754	(61,292)	212,462
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	133,269	(29,560)	103,709
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	273,755	(45,405)	228,350

Total			$11,650				$1,288,428	$(156,396)	$1,132,032

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
2/28/14	Canadian Dollar 7,000,000	United States Dollar 6,568,280	JPMorgan Chase Bank NA	$286,883	$—	$286,883

				$286,883	$—	$286,883

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$286,883	$—

Total		$286,883	$—

Interest Rate	Swap contracts	$1,288,428	$—

Total		$1,288,428	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$852,916,790	$7,588,991	$860,505,781
Senior Floating-Rate Interests	—	58,370,923	—	58,370,923
Convertible Bonds	—	6,469,375	26,603	6,495,978
Commercial Mortgaged-Backed Securities	—	2,116,144	—	2,116,144
Common Stocks	31,401,547	—	9,559,228	40,960,775
Convertible Preferred Stocks	1,002,090	7,348,366	—	8,350,456
Miscellaneous	—	5,358,004	4,000,000	9,358,004
Warrants	—	201,250	—	201,250
Short-Term Investments -
Repurchase Agreements	—	2,425,000	—	2,425,000
Other Securities	—	35,255,734	—	35,255,734
Total Investments	$32,403,637	$970,461,586	$21,174,822	$1,024,040,045
Forward Foreign Currency Exchange Contracts	$—	$286,883	$—	$286,883
Swap Contracts	—	1,288,428	—	1,288,428
Total	$32,403,637	$972,036,897	$21,174,822	$1,025,615,356

Liability Description
Securities Sold Short	$—	$(2,150,000)	$—	$(2,150,000)
Total	$—	$(2,150,000)	$—	$(2,150,000)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total
Balance as of October 31, 2013	$7,754,574	$20,350	$3,274,155	$4,000,000	$15,049,079
Realized gains (losses)	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(178,781)	6,253	(292,947)	—	(465,475)
Cost of purchases(1)	—	—	6,578,020	—	6,578,020
Proceeds from sales(1)	—	—	—	—	—
Accrued discount (premium)	13,198	—	—	—	13,198
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of January 31, 2014	$7,588,991	$26,603	$9,559,228	$4,000,000	$21,174,822

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2014	$(178,781)	$6,253	$(292,947)	$—	$(465,475)

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio's Level 3 securities are outlined below:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Common Stock	3,058	Market comparable companies	EBITDA Multiple Discount for lack of marketability	6.675-12.1 (7.59) 10%-25% (15%)

Common Stock	6,501	Consensus Pricing	Share tender offered quote Discount for lack of marketability	as published 0%-10% (0%)

Convertible Bonds	27	Market comparable bond pricing model	Spread Discount for lack of marketability	1.75%-2.25% (2%) 10%-25% (15%)

Corporate Bonds	6,515	Market comparable bond pricing model	Spread Discount for lack of marketability	0.4%-1.5% (0.69%) 0%-10% (0%)

Corporate Bonds	1,074	Discounted cash flow	Yield Probability of default Loss Severity	15%-25% (20%) 100% (100%) 10%-50% (20%)

Warrants	4,000	Consensus Pricing	Share tender offered quote Discount for lack of marketability	$350 0%-10% (0%)

EBITDA	– Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014